Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Stock Option Grant Practices

The Company has certain practices relating to the timing of grants of stock options. For annual option awards to our senior management, including executive officers, grants of stock options are generally made by the Compensation Committee on a predetermined schedule. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee has delegated the authority to the CEO to make small discretionary equity award grants to non-executive employees under the Company’s Presidential Awards program, subject to guidelines established by the Compensation Committee.

The Presidential Awards generally are made during the first quarter following the end of the prior fiscal year. The Compensation Committee does not take material non-public information into account when determining the timing and terms of stock option awards, except that if the Company determines that it is in possession of material non-public information on an anticipated grant date, the Compensation Committee expects to defer the grant until a date on which the Company is not in possession of material non-public information. It is the Compensation Committee’s policy not to time the award of equity-based compensation to coincide with the release of favorable or unfavorable material non-public information about the Company.

Award Timing Method

The Company has certain practices relating to the timing of grants of stock options. For annual option awards to our senior management, including executive officers, grants of stock options are generally made by the Compensation Committee on a predetermined schedule. In certain circumstances, including the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. The Compensation Committee has delegated the authority to the CEO to make small discretionary equity award grants to non-executive employees under the Company’s Presidential Awards program, subject to guidelines established by the Compensation Committee.

Award Timing Predetermined	false
Award Timing, How MNPI Considered	It is the Compensation Committee’s policy not to time the award of equity-based compensation to coincide with the release of favorable or unfavorable material non-public information about the Company.
MNPI Disclosure Timed for Compensation Value	true